Commitments and Contingencies - Schedule of fair value of monte carlo simulation (FY) (Details) - $ / shares	1 Months Ended	8 Months Ended	9 Months Ended
	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Input
Risk-free interest rate	1.33%	1.37%	4.03%
Expected term (years)	6 years 3 months 7 days	6 years 3 months	5 years 6 months 21 days
Expected volatility	11.40%	10.80%	3.00%
Fair value of Representative's Shares	$ 10.1
Monte Carlo simulation [Member]
Input
Risk-free interest rate	0.76%
Expected term (years)	2 years 3 months 7 days
Expected volatility	11.40%
Stock price	$ 10
Fair value of Representative's Shares	$ 7.93